Long-Term Debt, $55.0 Million Term Loan Facility (Details)		6 Months Ended
	May 23, 2024 USD ($)	Jun. 30, 2024 USD ($) Installment	Jun. 30, 2023 USD ($)
Long-Term Debt [Abstract]
Repayment of loan		$ 43,383,257	$ 23,131,200
$55.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount		$ 55,000,000
Repayment of loan	$ 12,200,000
Number of payment installments | Installment		10
Frequency of periodic payment		quarterly
$55.0 Million Term Loan Facility [Member] | Installments 1 to 3 [Member]
Long-Term Debt [Abstract]
Installment payment	1,487,500
$55.0 Million Term Loan Facility [Member] | Installments 4 to 9 [Member]
Long-Term Debt [Abstract]
Installment payment	1,139,000
$55.0 Million Term Loan Facility [Member] | Installments 10 [Member]
Long-Term Debt [Abstract]
Installment payment	802,500
$55.0 Million Term Loan Facility [Member] | M/V Magic Vela [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 4,300,000